Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 25, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following pay versus performance (“PVP”) table and related information, including “compensation actually paid” (as defined by the SEC and further described below) or “CAP”. For details about the Company’s pay-for-performance philosophy and how the Compensation Committee makes its decisions about executive pay, you should refer to the CD&A.

PVP Table

							Value of Initial Fixed $100 Investment Based On:
Year	SCT Total for PEO (Slager) (1)	CAP to PEO (Slager) (1) (2)	SCT total for PEO (Vander Ark) (3)	CAP to PEO (Vander Ark) (2) (3)	Average SCT Total for Non-PEO NEOs (4)	Average CAP to Non-PEO NEOs (4)	Total Shareholder Return	Peer Group(5) Total Shareholder Return	Net Income	Adjusted Free Cash Flow(6)
2022	N/A	N/A	$9,835,321	$11,406,427	$3,405,956	$3,585,526	$151.12	$134.88	$1,487.6	$1,742.4
2021	$15,027,945	$33,585,755	$7,873,660	$18,049,267	$3,365,003	$6,863,359	$161.05	$145.53	$1,290.4	$1,515.2
2020	$12,937,163	$13,522,931	N/A	N/A	$3,126,908	$3,358,427	$109.53	$122.44	$967.2	$1,235.9

(1)

Reflects compensation for our former Chief Executive Officer, Mr. Slager, who served as our Principal Executive Officer (PEO) throughout 2020 and part of 2021 until his retirement effective June 25, 2021.

(2)	CAP is calculated by making the following adjustments from the SCT totals as follows:

PEOs:

Item and Value Added (Deducted)	2022 Vander Ark	2021 Vander Ark	2021 Slager	2020 Slager
- SCT Stock Awards Column Value	($5,660,534)	($4,613,538)	($10,004,991)	($9,159,438)
+ Year-End Fair Value of Outstanding Equity Awards Granted in Covered Year	$6,862,648	$8,543,250	$14,959,599	$7,904,205
+/- Change in Fair Value of Outstanding Equity Awards Granted in Prior Years	($131,216)	$5,164,238	$4,211,103	$516,319
+/- Change in Fair Value of Prior-Year Equity Awards Vested in Covered Year	($686,831)	$902,692	$4,485,722	$503,251
+ Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Year	$0	$0	$3,632,397	$0
+ Average Value of Dividends Paid on Equity Awards not Otherwise Reflected in Fair Value of Total Compensation	$1,187,039	$178,966	$1,273,980	$821,431

Average Non-PEO NEOs:

Item and Value Added (Deducted)	2022	2021	2020
- SCT Stock Awards Column Value	($1,670,511)	($1,673,751)	($1,717,272)
+ Year-End Fair Value of Outstanding Equity Awards Granted in Covered Year	$1,928,470	$3,219,620	$1,503,029
+/- Change in Fair Value of Outstanding Equity Awards Granted in Prior Years	($75,670)	$1,472,118	$255,451
+/- Change in Fair Value of Prior-Year Equity Awards Vested in Covered Year	($232,884)	$381,819	$73,862
+ Average Value of Dividends Paid on Equity Awards not Otherwise Reflected in Fair Value of Total Compensation	$230,184	$98,550	$116,450

Pay versus performance measurement date fair values were determined based on the same methodology used for grant date fair value purposes. Restricted stock units were valued based on the closing stock price on the relevant measurement date.  Performance stock units were valued using a fair value per share determined using a Monte Carlo model run on the relevant measurement date.  On the vesting date, the final payout factor is applied to the closing stock price on that date.

(3)

Reflects compensation for our President and Chief Executive Officer, Mr. Vander Ark, who has served as our PEO since June 25, 2021.  The compensation reflected includes Mr. Vander Ark’s pay as a non-PEO NEO in 2021.

(4)	The Company’s non-PEO NEOs for 2020-2022 were:
2020:	Brian M. DelGhiaccio, Catharine D. Ellingsen, Charles F. Serianni, Timothy E. Stuart and Jon Vander Ark
2021:	Brian M. DelGhiaccio, Catharine D. Ellingsen, Jeffrey A. Hughes and Timothy E. Stuart
2022:	Brian M. DelGhiaccio, Brian A. Bales, Catharine D. Ellingsen and Timothy E. Stuart
(5)	The Company has used its peer group from the CD&A for purposes of this comparison. The companies that comprised the peer group selected by the Compensation Committee in our CD&A were as follows:
2021 & 2022:

Air Products and Chemicals, Inc., American Electric Power Company, Inc., Canadian National Railway Company, Canadian Pacific Railway Limited, Cintas Corporation, CSX Corporation, Ecolab Inc., Entergy Corporation, Fastenal Company, FedEx Corporation, J.B. Hunt Transport Services, Inc., Norfolk Southern Corporation, Ryder System, Inc., Sysco Corporation, W.W. Grainger, Inc., Waste Connections, Inc. and Waste Management, Inc.

2020:

Air Products and Chemicals, Inc., Canadian National Railway Company, Canadian Pacific Railway Limited, CSX Corporation, FedEx Corporation, J.B. Hunt Transport Services, Inc., Norfolk Southern Corporation, Ryder System, Inc., Stericycle, Inc., Sysco Corporation, W.W. Grainger, Inc., Waste Connections, Inc. and Waste Management, Inc.

(6)

The Company Selected Measure is adjusted free cash flow, as described in the CD&A section.  Adjusted free cash flow is a non-GAAP financial measure.  For a reconciliation of adjusted free cash flow to its comparable GAAP measure, see “Reconciliation of GAAP to Non-GAAP Financial Measures” in the Annex on page 98.

Company Selected Measure Name			adjusted free cash flow
Named Executive Officers, Footnote [Text Block]	Reflects compensation for our former Chief Executive Officer, Mr. Slager, who served as our Principal Executive Officer (PEO) throughout 2020 and part of 2021 until his retirement effective June 25, 2021.
(3)

Reflects compensation for our President and Chief Executive Officer, Mr. Vander Ark, who has served as our PEO since June 25, 2021.  The compensation reflected includes Mr. Vander Ark’s pay as a non-PEO NEO in 2021.

(4)	The Company’s non-PEO NEOs for 2020-2022 were:
2020:	Brian M. DelGhiaccio, Catharine D. Ellingsen, Charles F. Serianni, Timothy E. Stuart and Jon Vander Ark
2021:	Brian M. DelGhiaccio, Catharine D. Ellingsen, Jeffrey A. Hughes and Timothy E. Stuart
2022:	Brian M. DelGhiaccio, Brian A. Bales, Catharine D. Ellingsen and Timothy E. Stuart

Peer Group Issuers, Footnote [Text Block]
(5)	The Company has used its peer group from the CD&A for purposes of this comparison. The companies that comprised the peer group selected by the Compensation Committee in our CD&A were as follows:
2021 & 2022:

Air Products and Chemicals, Inc., American Electric Power Company, Inc., Canadian National Railway Company, Canadian Pacific Railway Limited, Cintas Corporation, CSX Corporation, Ecolab Inc., Entergy Corporation, Fastenal Company, FedEx Corporation, J.B. Hunt Transport Services, Inc., Norfolk Southern Corporation, Ryder System, Inc., Sysco Corporation, W.W. Grainger, Inc., Waste Connections, Inc. and Waste Management, Inc.

2020:

Air Products and Chemicals, Inc., Canadian National Railway Company, Canadian Pacific Railway Limited, CSX Corporation, FedEx Corporation, J.B. Hunt Transport Services, Inc., Norfolk Southern Corporation, Ryder System, Inc., Stericycle, Inc., Sysco Corporation, W.W. Grainger, Inc., Waste Connections, Inc. and Waste Management, Inc.

Adjustment To PEO Compensation, Footnote [Text Block]

PEOs:

Item and Value Added (Deducted)	2022 Vander Ark	2021 Vander Ark	2021 Slager	2020 Slager
- SCT Stock Awards Column Value	($5,660,534)	($4,613,538)	($10,004,991)	($9,159,438)
+ Year-End Fair Value of Outstanding Equity Awards Granted in Covered Year	$6,862,648	$8,543,250	$14,959,599	$7,904,205
+/- Change in Fair Value of Outstanding Equity Awards Granted in Prior Years	($131,216)	$5,164,238	$4,211,103	$516,319
+/- Change in Fair Value of Prior-Year Equity Awards Vested in Covered Year	($686,831)	$902,692	$4,485,722	$503,251
+ Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Year	$0	$0	$3,632,397	$0
+ Average Value of Dividends Paid on Equity Awards not Otherwise Reflected in Fair Value of Total Compensation	$1,187,039	$178,966	$1,273,980	$821,431

Non-PEO NEO Average Total Compensation Amount			$ 3,405,956	$ 3,365,003	$ 3,126,908
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,585,526	6,863,359	3,358,427
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Non-PEO NEOs:

Item and Value Added (Deducted)	2022	2021	2020
- SCT Stock Awards Column Value	($1,670,511)	($1,673,751)	($1,717,272)
+ Year-End Fair Value of Outstanding Equity Awards Granted in Covered Year	$1,928,470	$3,219,620	$1,503,029
+/- Change in Fair Value of Outstanding Equity Awards Granted in Prior Years	($75,670)	$1,472,118	$255,451
+/- Change in Fair Value of Prior-Year Equity Awards Vested in Covered Year	($232,884)	$381,819	$73,862
+ Average Value of Dividends Paid on Equity Awards not Otherwise Reflected in Fair Value of Total Compensation	$230,184	$98,550	$116,450

Equity Valuation Assumption Difference, Footnote [Text Block]

Pay versus performance measurement date fair values were determined based on the same methodology used for grant date fair value purposes. Restricted stock units were valued based on the closing stock price on the relevant measurement date.  Performance stock units were valued using a fair value per share determined using a Monte Carlo model run on the relevant measurement date.  On the vesting date, the final payout factor is applied to the closing stock price on that date.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Tabular List of Company Performance Measures

The table below lists in alphabetical order the financial performance measures that we believe represent the most important performance measures used to link CAP to our named executive officers to our performance for the most recently completed fiscal year.  See our CD&A at pages 51-70 for a further discussion of these performance measures.

Adjusted Earnings Per Share
Adjusted Free Cash Flow
Cash Flow Value Creation
Return on Invested Capital
Total Shareholder Return

Total Shareholder Return Amount			$ 151.12	161.05	109.53
Peer Group Total Shareholder Return Amount			134.88	145.53	122.44
Net Income (Loss)			$ 1,487.6	$ 1,290.4	$ 967.2
Company Selected Measure Amount			1,742.4	1,515.2	1,235.9
PEO Name	Vander Ark	Slager	Vander Ark		Slager
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted Earnings Per Share
Non-GAAP Measure Description [Text Block]			The Company Selected Measure is adjusted free cash flow, as described in the CD&A section. Adjusted free cash flow is a non-GAAP financial measure. For a reconciliation of adjusted free cash flow to its comparable GAAP measure, see “Reconciliation of GAAP to Non-GAAP Financial Measures” in the Annex on page
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Cash Flow Value Creation
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Return on Invested Capital
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Total Shareholder Return
Slager [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				$ 15,027,945	$ 12,937,163
PEO Actually Paid Compensation Amount				33,585,755	13,522,931
Vander Ark [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 9,835,321	7,873,660
PEO Actually Paid Compensation Amount			11,406,427	18,049,267
PEO [Member] | Slager [Member] | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(10,004,991)	(9,159,438)
PEO [Member] | Slager [Member] | Year-End Fair Value of Outstanding Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				14,959,599	7,904,205
PEO [Member] | Slager [Member] | Change in Fair Value of Prior-Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				4,211,103	516,319
PEO [Member] | Slager [Member] | Change in Fair Value of Prior-Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				4,485,722	503,251
PEO [Member] | Slager [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				3,632,397	0
PEO [Member] | Slager [Member] | Average Value of Dividends Paid on Equity Awards not Otherwise Reflected in Fair Value of Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,273,980	821,431
PEO [Member] | Vander Ark [Member] | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,660,534)	(4,613,538)
PEO [Member] | Vander Ark [Member] | Year-End Fair Value of Outstanding Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,862,648	8,543,250
PEO [Member] | Vander Ark [Member] | Change in Fair Value of Prior-Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(131,216)	5,164,238
PEO [Member] | Vander Ark [Member] | Change in Fair Value of Prior-Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(686,831)	902,692
PEO [Member] | Vander Ark [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Vander Ark [Member] | Average Value of Dividends Paid on Equity Awards not Otherwise Reflected in Fair Value of Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,187,039	178,966
Non-PEO NEO [Member] | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,670,511)	(1,673,751)	(1,717,272)
Non-PEO NEO [Member] | Year-End Fair Value of Outstanding Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,928,470	3,219,620	1,503,029
Non-PEO NEO [Member] | Change in Fair Value of Prior-Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(75,670)	1,472,118	255,451
Non-PEO NEO [Member] | Change in Fair Value of Prior-Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(232,884)	381,819	73,862
Non-PEO NEO [Member] | Average Value of Dividends Paid on Equity Awards not Otherwise Reflected in Fair Value of Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 230,184	$ 98,550	$ 116,450